TAXES ON INCOME (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Liability for unrecognized tax benefits	$ 101
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	19,454
Capital loss carryforwards	417
Foreign Country [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	285
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Available carryforward tax losses	$ 539
Internal Revenue Service (IRS) [Member] | Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2021
Internal Revenue Service (IRS) [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward expiration date	Dec. 31, 2028